Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Contract liabilities
18.	Contract liabilities

	2023	2024
	revised
	$’000	$’000
At the beginning of the year	—	5,000
Customer prepayments	5,000	—
Revenue recognized	—	—
Effect of foreign exchange rate changes	—	—
At the end of the year	5,000	5,000

As of December 31, 2023 and 2024, US$5.0 million are recorded as non-current contract liabilities and current contract liabilities, respectively. Non-current contract liabilities will be recognized as revenue over the next one year as contractual milestones are achieved.